Summary of Significant Accounting Policies - Additional Information (Detail) - EUR (€) € in Millions		6 Months Ended
	Jan. 01, 2019	Jun. 30, 2019	Dec. 31, 2018
Summary of significant accounting policies [line items]
Short-term lease description		A lease term of 12 months or less from the commencement date
Low value lease assets description		Leases of assets with a value below €5,000
Right of use assets	€ 102
Operating lease liability	€ 102
Average incremental borrowing rate	7.60%
Operating leases			€ 133
IFRIC 23 [member]
Summary of significant accounting policies [line items]
Cumulative effect adjustment in retained earnings	€ 0
IFRIC 23 [member] | Reclassifications [member]
Summary of significant accounting policies [line items]
Reclassification in Income tax payable and reduction of Deferred income tax assets and current tax receivables	€ 20